Net Changes in Liabilities for Quality Assurances (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Product Liability Contingency [Line Items]
Liabilities for quality assurances at beginning of year	$ 9,300	¥ 764,369	¥ 680,408	¥ 568,834
Payments made during year	(4,237)	(348,214)	(476,771)	(425,976)
Provision for quality assurances	5,316	436,891	588,224	558,190
Changes relating to pre-existing quality assurances	(95)	(7,827)	(1,701)	(21,606)
Other	(66)	(5,385)	(25,791)	966
Liabilities for quality assurances at end of year	$ 10,218	¥ 839,834	¥ 764,369	¥ 680,408